FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Assets, beginning balance	$ 342,928,809
Assets, ending balance	372,215,382	$ 342,928,809
Debt instruments | Corporate bonds
Assets
Transfers in to Level 3	504,030
Recurring Fair Value | Level 3
Assets
Assets, beginning balance	6,254,248	3,310,580
Included in earnings	152,453	49,210
OCI	209,631	165,561
Purchases	3,548,434	3,828,398
Settlement	(3,904,258)	(902,387)
Reclassifications	(11,625)	(13,597)
Prepaids	(3,117)	(9,613)
Transfers in to Level 3	683,159	65,480
Transfers out of Level 3	(95,967)	(239,384)
Assets, ending balance	6,832,958	6,254,248
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	1,403,157	1,192,611
Included in earnings	(48,461)	(71,393)
Purchases	650,304	1,304,909
Settlement	(1,200,270)	(816,973)
Reclassifications	(11,625)	(13,597)
Transfers in to Level 3	159,491	46,984
Transfers out of Level 3	(90,398)	(239,384)
Assets, ending balance	862,198	1,403,157
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	1,384,673	1,163,336
Included in earnings	(45,870)	(60,699)
Purchases	592,047	1,295,089
Settlement	(1,193,801)	(812,275)
Reclassifications	(11,487)	(13,559)
Transfers in to Level 3	155,582	46,459
Transfers out of Level 3	(85,786)	(233,678)
Assets, ending balance	795,358	1,384,673
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	15,621	29,170
Included in earnings	(2,591)	(10,694)
Purchases	6,910	6,957
Settlement	(3,606)	(4,593)
Reclassifications	(138)	(38)
Transfers in to Level 3	3,909	525
Transfers out of Level 3	(4,612)	(5,706)
Assets, ending balance	15,493	15,621
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	2,863	105
Purchases	51,347	2,863
Settlement	(2,863)	(105)
Assets, ending balance	51,347	2,863
Recurring Fair Value | Level 3 | Equity securities
Assets
Assets, beginning balance	384,682	462,253
Included in earnings	48,562	(3,577)
OCI	50,303	(8,087)
Purchases	261,301	6,740
Settlement	(26,973)	(72,647)
Transfers in to Level 3		0
Transfers out of Level 3	(2)	0
Assets, ending balance	717,873	384,682
Recurring Fair Value | Level 3 | Other financial instruments
Assets
Assets, beginning balance	38,319	42,171
Included in earnings	(5,646)	(13,746)
Purchases	1,712	9,894
Assets, ending balance	34,385	38,319
Recurring Fair Value | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,670,782	1,532,156
Included in earnings	155,418	129,207
Purchases	5,247	9,419
Settlement	(563)
Assets, ending balance	1,830,884	1,670,782
Recurring Fair Value | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,661,679	1,530,459
Included in earnings	155,824	128,028
Purchases		3,192
Assets, ending balance	1,817,503	1,661,679
Recurring Fair Value | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	9,103	1,697
Included in earnings	(401)	1,179
Purchases	5,186	6,227
Settlement	(563)
Assets, ending balance	13,325	9,103
Recurring Fair Value | Level 3 | Investment in associates | Fideicomiso Locales Distrito Vera
Assets
Assets, beginning balance	0
Included in earnings	(5)
Purchases	61
Assets, ending balance	56	0
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	93,013	81,389
Included in earnings	2,580	8,719
Purchases	17,690	6,789
Settlement	(12,157)	(12,767)
Prepaids	(3,117)	(9,613)
Transfers in to Level 3	19,638	18,496
Transfers out of Level 3	(5,567)
Assets, ending balance	112,080	93,013
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
Assets
Assets, beginning balance	0	0
Included in earnings		(4,150)
Purchases		4,150
Assets, ending balance		0
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	78,729	81,389
Included in earnings	2,042	12,869
Purchases	14,696	2,639
Settlement	(12,157)	(12,767)
Prepaids	(3,117)	(9,613)
Transfers in to Level 3	3,195	4,212
Transfers out of Level 3	(5,567)
Assets, ending balance	77,821	78,729
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	14,284	0
Included in earnings	538
Purchases	2,994
Transfers in to Level 3	16,443	14,284
Assets, ending balance	34,259	14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments
Assets
Assets, beginning balance	2,664,295	0
OCI	159,328	173,648
Purchases	2,612,180	2,490,647
Settlement	(2,664,295)
Transfers in to Level 3	504,030
Assets, ending balance	3,275,538	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
Assets
Assets, beginning balance	2,664,295	0
OCI	157,708	173,648
Purchases	2,490,647	2,490,647
Settlement	(2,664,295)
Assets, ending balance	2,648,355	$ 2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued or secured by other financial entities
Assets
OCI	(272)
Purchases	50,016
Assets, ending balance	49,744
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
Assets
OCI	1,892
Purchases	71,517
Transfers in to Level 3	504,030
Assets, ending balance	$ 577,439